INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Inventory
	December 31, 2023	December 31, 2022
Process material stockpiles	$4,050	$2,788
Concentrate inventory	2,448	1,617
Materials and supplies	2,328	1,855
	$8,826	$6,260